Employee Benefits (Details) - Schedule of Employee Benefits - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 3,529,651	RM 1,746,906
Defined contribution plans	269,123	188,341
Social security contributions	14,153	23,840
Other employee benefits	359,839	244,999
Total	RM 4,172,766	RM 2,204,086